INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory

Inventories consist of the following:

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Raw materials	276,542	385,368	62,110
Work-in-progress	68,851	72,595	11,700
Finished goods	406,898	391,472	63,094

	752,291	849,435	136,904